                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)


                                                          NUMBER OF
DESCRIPTION                                                SHARES                     VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS   93.9%
AIRLINES   0.7%
Southwest Airlines Co.                                    1,868,700             $      27,656,760
                                                                                -----------------

ALUMINUM   0.8%
Alcoa, Inc.                                                 779,400                    30,490,128
                                                                                -----------------

ASSET MANAGEMENT & CUSTODY BANKS   1.5%
Bank of New York Co., Inc.                                1,332,363                    58,810,503
                                                                                -----------------

BREWERS   0.7%
Anheuser-Busch Cos., Inc.                                   567,600                    28,374,324
                                                                                -----------------

BROADCASTING & CABLE TV   4.3%
Clear Channel Communications, Inc.                          528,896                    19,801,866
Comcast Corp., Class A (a)                                4,523,650                   109,381,857
Liberty Media Corp. - Capital, Ser A (a)                    333,275                    41,602,718
                                                                                -----------------
                                                                                      170,786,441
                                                                                -----------------
CATALOG RETAIL   0.9%
Liberty Media Corp. - Interactive, Ser A (a)              1,816,275                    34,890,643
                                                                                -----------------

COMMUNICATIONS EQUIPMENT   0.7%
Cisco Systems, Inc. (a)                                     432,800                    14,330,008
Ericsson, Class B - ADR (Sweden)                            370,520                    14,746,696
                                                                                -----------------
                                                                                       29,076,704
                                                                                -----------------
COMPUTER HARDWARE   2.8%
Dell, Inc. (a)                                            1,801,500                    49,721,400
Hewlett-Packard Co.                                         439,110                    21,863,287
IBM Corp.                                                   363,500                    42,820,300
                                                                                -----------------
                                                                                      114,404,987
                                                                                -----------------
DATA PROCESSING & OUTSOURCED SERVICES   0.6%
Computer Sciences Corp. (a)                                 131,700                     7,362,030
Western Union Co.                                           704,200                    14,767,074
                                                                                -----------------
                                                                                       22,129,104
                                                                                -----------------
DIVERSIFIED BANKS   4.9%
Barclays PLC - ADR (United Kingdom)                         134,900                     6,558,838

DIVERSIFIED BANKS (CONTINUED)
U.S. Bancorp                                                556,900                    18,115,957
Wachovia Corp.                                            2,110,000                   105,816,500
Wells Fargo & Co.                                         1,817,500                    64,739,350
                                                                                -----------------
                                                                                      195,230,645
                                                                                -----------------
DIVERSIFIED CHEMICALS   2.4%
Du Pont (E.I.) de Nemours & Co.                           1,973,900                    97,826,484
                                                                                -----------------

DRUG RETAIL   1.6%
CVS Corp.                                                 1,645,900                    65,227,017
                                                                                -----------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.1%
Cognex Corp.                                                132,800                     2,358,528
                                                                                -----------------

ELECTRONIC MANUFACTURING SERVICES   0.1%
Flextronics International Ltd. (Singapore) (a)              309,600                     3,461,328
Kemet Corp. (a)                                             167,000                     1,227,450
                                                                                -----------------
                                                                                        4,688,778
                                                                                -----------------
GOLD   0.4%
Newmont Mining Corp.                                        379,200                    16,961,616
                                                                                -----------------

HEALTH CARE DISTRIBUTORS   1.2%
Cardinal Health, Inc.                                       790,300                    49,417,459
                                                                                -----------------

HEALTH CARE EQUIPMENT   0.6%
Boston Scientific Corp. (a)                               1,722,700                    24,031,665
                                                                                -----------------

HOME IMPROVEMENT RETAIL   0.7%
Home Depot, Inc.                                            414,000                    13,430,160
Lowe's Cos., Inc.                                           555,100                    15,553,902
                                                                                -----------------
                                                                                       28,984,062
                                                                                -----------------
HOUSEHOLD PRODUCTS   2.7%
Kimberly-Clark Corp.                                      1,010,500                    70,997,730
Procter & Gamble Co.                                        514,100                    36,161,794
                                                                                -----------------
                                                                                      107,159,524
                                                                                -----------------
HYPERMARKETS & SUPER CENTERS   2.4%
Wal-Mart Stores, Inc.                                     2,223,200                    97,042,680
                                                                                -----------------

INDUSTRIAL CONGLOMERATES   1.5%
General Electric Co.                                      1,431,000                    59,243,400
                                                                                -----------------

INTEGRATED TELECOMMUNICATION SERVICES   4.7%
AT&T, Inc.                                                1,564,000                    66,172,840
Verizon Communications, Inc.                              2,808,200                   124,347,096
                                                                                -----------------
                                                                                      190,519,936
                                                                                -----------------
INVESTMENT BANKING & BROKERAGE   1.4%
Bear Stearns Cos., Inc.                                     105,100                    12,907,331
Merrill Lynch & Co., Inc.                                   581,000                    41,413,680
                                                                                -----------------
                                                                                       54,321,011
                                                                                -----------------
LIFE & HEALTH INSURANCE   1.9%
AFLAC, Inc.                                                 384,200                    21,914,768
MetLife, Inc.                                               500,900                    34,927,757
Torchmark Corp.                                             317,710                    19,799,687
                                                                                -----------------
                                                                                       76,642,212
                                                                                -----------------
MOVIES & ENTERTAINMENT   5.9%
News Corp., Class B                                       1,711,700                    40,036,663
Time Warner, Inc.                                         5,333,800                    97,928,568
Viacom, Inc., Class B (a)                                 2,497,300                    97,319,781
                                                                                -----------------
                                                                                      235,285,012
                                                                                -----------------
MULTI-LINE INSURANCE   1.7%
American International Group, Inc.                          623,500                    42,179,775
Genworth Financial, Inc., Class A                           400,600                    12,310,438
Hartford Financial Services Group, Inc.                     162,900                    15,076,395
                                                                                -----------------
                                                                                       69,566,608
                                                                                -----------------
OTHER DIVERSIFIED FINANCIAL SERVICES   8.4%
Bank of America Corp.                                     2,653,500                   133,391,445
Citigroup, Inc.                                           3,130,900                   146,119,103
JPMorgan Chase & Co.                                      1,225,300                    56,143,246
                                                                                -----------------
                                                                                      335,653,794
                                                                                -----------------
PACKAGED FOODS & MEATS   6.2%
Cadbury Schweppes PLC - ADR (United Kingdom)              1,658,700                    77,162,724
Kraft Foods, Inc., Class A                                2,209,161                    76,238,146
Sara Lee Corp.                                              326,900                     5,455,961
Unilever N.V. (Netherlands)                               2,877,600                    88,773,960
                                                                                -----------------
                                                                                      247,630,791
                                                                                -----------------

PAPER PRODUCTS   3.5%
International Paper Co.                                   3,960,202                   142,052,446
                                                                                -----------------

PHARMACEUTICALS   15.1%
Abbott Laboratories                                       1,192,500                    63,941,850
Bristol-Myers Squibb Co.                                  4,082,300                   117,651,886
Eli Lilly & Co.                                           1,459,800                    83,106,414
GlaxoSmithKline PLC - ADR (United Kingdom)                  921,900                    49,045,080
Pfizer, Inc.                                              2,832,900                    69,207,747
Roche Holdings AG - ADR (Switzerland)                       220,400                    19,913,735
Sanofi Aventis - ADR (France)                               285,300                    12,102,426
Schering-Plough Corp.                                     2,906,100                    91,919,943
Wyeth                                                     2,194,100                    97,747,155
                                                                                -----------------
                                                                                      604,636,236
                                                                                -----------------
PROPERTY & CASUALTY INSURANCE   3.9%
Berkshire Hathaway, Inc., Class B (a)                        10,530                    41,614,560
Chubb Corp.                                               1,601,080                    85,881,931
MBIA, Inc.                                                   67,200                     4,102,560
Travelers Cos., Inc.                                        521,400                    26,247,276
                                                                                -----------------
                                                                                      157,846,327
                                                                                -----------------
REGIONAL BANKS   0.8%
PNC Financial Services Group, Inc.                          474,400                    32,306,640
                                                                                -----------------

SEMICONDUCTOR EQUIPMENT   0.3%
KLA-Tencor Corp.                                            229,800                    12,818,244
                                                                                -----------------

SEMICONDUCTORS   0.9%
Intel Corp.                                                 899,500                    23,261,070
Texas Instruments, Inc.                                     389,300                    14,244,487
                                                                                -----------------
                                                                                       37,505,557
                                                                                -----------------
SOFT DRINKS   3.0%
Coca-Cola Co.                                             2,115,500                   121,577,785
                                                                                -----------------

SPECIALTY CHEMICALS   0.8%
Rohm & Haas Co.                                             574,800                    31,999,116
                                                                                -----------------

SYSTEMS SOFTWARE   0.6%
Microsoft Corp.                                             844,000                    24,864,240
                                                                                -----------------

THRIFTS & MORTGAGE FINANCE   1.8%
Federal Home Loan Mortgage Corp.                            966,400                    57,027,264
Federal National Mortgage Association                       272,300                    16,558,563
                                                                                -----------------
                                                                                       73,585,827
                                                                                -----------------
TOBACCO   1.4%
Altria Group, Inc.                                          836,200                    58,140,986
                                                                                -----------------

TOTAL LONG-TERM INVESTMENTS   93.9%
  (Cost $3,316,079,903)                                                             3,771,744,220
                                                                                -----------------

REPURCHASE AGREEMENTS  6.5%
Banc of America Securities ($85,955,723 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.10%,
   dated 09/28/07, to be sold on 10/01/07 at $85,992,254)                              85,955,723
Citigroup Global Markets, Inc. ($76,405,087 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $76,436,286)                              76,405,087
State Street Bank & Trust Co. ($99,128,190 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $99,165,776)                              99,128,190
                                                                                -----------------

TOTAL REPURCHASE AGREEMENTS   6.5%
  (Cost $261,489,000)                                                                 261,489,000
                                                                                -----------------

TOTAL INVESTMENTS  100.4%
  (Cost $3,577,568,903)                                                             4,033,233,220

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)                                         (15,030,849)
                                                                                -----------------

NET ASSETS 100.0%                                                               $   4,018,202,371
                                                                                =================


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt


VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO
Portfolio of Investments - September 30, 2007 (Unaudited)

                                                         NUMBER OF
DESCRIPTION                                                SHARES       VALUE
-----------                                              ---------   -----------
COMMON STOCKS 104.0%
AEROSPACE & DEFENSE 4.4%
Alliant Techsystems, Inc. (a)                                9,745   $  1,065,128
BE Aerospace, Inc. (a)                                      41,453      1,721,543
Goodrich Corp.                                              16,865      1,150,699
Honeywell International, Inc.                               65,529      3,897,010
Precision Castparts Corp.                                   71,044     10,513,091
                                                                     ------------
                                                                       18,347,471
                                                                     ------------
AIR FREIGHT & LOGISTICS 1.9%
C.H. Robinson Worldwide, Inc.                              112,797      6,123,749
Expeditors International of Washington, Inc.                38,900      1,839,970
                                                                     ------------
                                                                        7,963,719
                                                                     ------------
APPAREL, ACCESSORIES & LUXURY GOODS 0.6%
Coach, Inc. (a)                                             54,563      2,579,193
                                                                     ------------
APPAREL RETAIL 1.8%
Abercrombie & Fitch Co., Class A                            60,481      4,880,817
Guess?, Inc.                                                     5            245
TJX Co., Inc.                                               85,313      2,480,049
                                                                     ------------
                                                                        7,361,111
                                                                     ------------
APPLICATION SOFTWARE 0.5%
NAVTEQ Corp. (a)                                            26,247      2,046,479
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS 0.3%
Janus Capital Group, Inc.                                   51,460      1,455,289
                                                                     ------------
AUTO PARTS & EQUIPMENT 0.8%
Johnson Controls, Inc.                                      27,139      3,205,387
                                                                     ------------
BIOTECHNOLOGY 3.5%
Celgene Corp. (a)                                           63,954      4,560,560
Genentech, Inc. (a)                                         19,117      1,491,508
Gilead Sciences, Inc. (a)                                  151,322      6,184,530
Vertex Pharmaceuticals, Inc. (a)                            64,219      2,466,652
                                                                     ------------
                                                                       14,703,250
                                                                     ------------

BROADCASTING & CABLE TV 2.1%
Grupo Televisa, SA - ADR (Mexico)                          365,015      8,822,412
                                                                     ------------
CASINOS & GAMING 4.5%
Wynn Resorts, Ltd. (a)                                     118,546     18,678,108
                                                                     ------------
COMMUNICATIONS EQUIPMENT 7.5%
Cisco Systems, Inc. (a)                                    245,142      8,116,652
CommScope, Inc. (a)                                         22,450      1,127,888
Corning, Inc.                                               87,614      2,159,685
Juniper Networks, Inc. (a)                                  36,681      1,342,891
Nokia Oyj - ADR (Finland)                                  143,556      5,445,079
Research In Motion, Ltd. (Canada) (a)                      113,229     11,158,718
Riverbed Technology, Inc. (a)                               50,585      2,043,128
                                                                     ------------
                                                                       31,394,041
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL 0.7%
GameStop Corp., Class A (a)                                 54,098      3,048,422
                                                                     ------------
COMPUTER HARDWARE 6.1%
Apple, Inc. (a)                                             78,046     11,983,183
Dell, Inc. (a)                                             104,057      2,871,973
Hewlett-Packard Co.                                        144,915      7,215,318
IBM Corp.                                                   29,700      3,498,660
                                                                     ------------
                                                                       25,569,134
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS 0.9%
EMC Corp. (a)                                              127,500      2,652,000
SanDisk Corp. (a)                                           23,472      1,293,307
                                                                     ------------
                                                                        3,945,307
                                                                     ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.5%
Cummins, Inc.                                               14,791      1,891,621
Deere & Co.                                                 20,217      3,000,607
Manitowoc Co., Inc.                                         27,608      1,222,482
                                                                     ------------
                                                                        6,114,710
                                                                     ------------
CONSTRUCTION MATERIALS 0.0%
Cemex, SAB de CV - ADR (Mexico) (a)                          5,500        164,560
                                                                     ------------
CONSUMER ELECTRONICS 0.1%
Garmin, Ltd. (Cayman Islands)                                3,472        414,557
                                                                     ------------

CONSUMER FINANCE 0.7%
American Express Co.                                        49,300      2,926,941
                                                                     ------------
DEPARTMENT STORES 0.6%
Sears Holdings Corp. (a)                                    19,400      2,467,680
                                                                     ------------
DISTRIBUTORS 0.2%
Li & Fung, Ltd. (HKD) (Bermuda)                            180,000        766,416
                                                                     ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 0.5%
Corporate Executive Board Co.                               25,500      1,893,120
                                                                     ------------
DIVERSIFIED METALS & MINING 0.8%
Southern Copper Corp.                                       28,583      3,539,433
                                                                     ------------
DRUG RETAIL 1.0%
CVS Caremark Corp.                                         103,247      4,091,679
                                                                     ------------
ELECTRIC UTILITIES 0.4%
Exelon Corp.                                                21,900      1,650,384
                                                                     ------------
ELECTRONIC MANUFACTURING SERVICES 0.3%
Trimble Navigation, Ltd. (a)                                31,137      1,220,882
                                                                     ------------
ENVIRONMENTAL & FACILITIES SERVICES 0.2%
Stericycle, Inc. (a)                                        11,700        668,772
                                                                     ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 3.2%
Monsanto Co.                                               157,400     13,495,476
                                                                     ------------
FOOD RETAIL 0.3%
Tesco PLC - ADR (United Kingdom)                            54,511      1,463,479
                                                                     ------------
FOOTWEAR 0.2%
Crocs, Inc. (a)                                             12,775        859,119
                                                                     ------------
HEALTH CARE EQUIPMENT 1.7%
Baxter International, Inc.                                 119,363      6,717,750
Gen-Probe, Inc. (a)                                          3,813        253,869
                                                                     ------------
                                                                        6,971,619
                                                                     ------------

HEAVY ELECTRICAL EQUIPMENT 0.3%
ABB, Ltd. - ADR (Switzerland)                               43,142      1,131,615
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES 1.3%
Accor, SA (EUR) (France)                                    59,366      5,270,491
                                                                     ------------
HOUSEHOLD PRODUCTS 1.5%
Energizer Holdings, Inc. (a)                                14,916      1,653,439
Procter & Gamble Co.                                        65,245      4,589,333
                                                                     ------------
                                                                        6,242,772
                                                                     ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.0%
Monster Worldwide, Inc. (a)                                120,094      4,090,402
                                                                     ------------
HYPERMARKETS & SUPER CENTERS 2.7%
Costco Wholesale Corp.                                     180,584     11,082,440
                                                                     ------------
INDUSTRIAL CONGLOMERATES 1.3%
3M Co.                                                      32,784      3,067,927
McDermott International, Inc. (Panama) (a)                  43,167      2,334,471
                                                                     ------------
                                                                        5,402,398
                                                                     ------------
INTEGRATED OIL & GAS 1.7%
Exxon Mobil Corp.                                           56,245      5,206,037
Occidental Petroleum Corp.                                  32,013      2,051,393
                                                                     ------------
                                                                        7,257,430
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES 0.6%
AT&T, Inc.                                                  56,200      2,377,822
                                                                     ------------
INTERNET RETAIL 2.3%
Amazon.com, Inc. (a)                                       104,841      9,765,939
Priceline.com, Inc. (a)                                          4            355
                                                                     ------------
                                                                        9,766,294
                                                                     ------------
INTERNET SOFTWARE & SERVICES 10.3%
Baidu.com, Inc. - ADR (Cayman Islands) (a)                   5,639      1,633,336
eBay, Inc. (a)                                             529,960     20,679,039
Google, Inc., Class A (a)                                   34,020     19,298,526
VeriSign, Inc. (a)                                          17,195        580,159
Yahoo!, Inc. (a)                                            34,390        923,028
                                                                     ------------
                                                                       43,114,088
                                                                     ------------

INVESTMENT BANKING & BROKERAGE 2.1%
Charles Schwab Corp.                                       261,053      5,638,745
Goldman Sachs Group, Inc.                                   14,996      3,250,233
                                                                     ------------
                                                                        8,888,978
                                                                     ------------
LIFE & HEALTH INSURANCE 0.3%
Prudential Financial, Inc.                                  13,209      1,288,934
                                                                     ------------
MULTI-LINE INSURANCE 1.3%
Loews Corp.                                                112,600      5,444,210
                                                                     ------------
MULTI-UTILITIES 0.0%
Veolia Environnement - ADR (France)                          1,700        146,438
                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES 1.7%
National-Oilwell Varco, Inc. (a)                            10,330      1,492,685
Schlumberger, Ltd. (Netherlands Antilles)                   54,619      5,734,995
                                                                     ------------
                                                                        7,227,680
                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION 2.5%
Devon Energy Corp.                                          27,130      2,257,216
EOG Resources, Inc.                                         17,022      1,231,201
Ultra Petroleum Corp. (Canada) (a)                         110,600      6,861,624
                                                                     ------------
                                                                       10,350,041
                                                                     ------------
OIL & GAS REFINING & MARKETING 0.4%
Valero Energy Corp.                                         22,500      1,511,550
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 1.2%
Bank of America Corp.                                       52,500      2,639,175
JPMorgan Chase & Co.                                        56,245      2,577,146
                                                                     ------------
                                                                        5,216,321
                                                                     ------------
PHARMACEUTICALS 3.4%
Abbott Laboratories                                         79,145      4,243,755
Roche Holdings AG - ADR (Switzerland)                       46,739      4,222,995
Schering-Plough Corp.                                      177,366      5,610,086
                                                                     ------------
                                                                       14,076,836
                                                                     ------------
PROPERTY & CASUALTY INSURANCE 0.4%
Berkshire Hathaway, Inc., Class B (a)                          412      1,628,224
                                                                     ------------

PUBLISHING 0.0%
McGraw-Hill Co., Inc.                                        1,600         81,456
                                                                     ------------
RAILROADS 0.5%
Canadian National Railway Co. (Canada)                      34,563      1,970,091
                                                                     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.2%
Brookfield Asset Management, Inc., Class A (Canada)        244,311      9,405,973
                                                                     ------------
RESTAURANTS 2.7%
Starbucks Corp. (a)                                        432,587     11,333,779
                                                                     ------------
SEMICONDUCTOR EQUIPMENT   1.0%
MEMC Electronic Materials, Inc. (a)                         35,603      2,095,592
Varian Semiconductor Equipment Associates, Inc. (a)         37,434      2,003,468
                                                                     ------------
                                                                        4,099,060
                                                                     ------------
SEMICONDUCTORS 2.3%
Intel Corp.                                                192,000      4,965,120
Intersil Corp., Class A                                     42,829      1,431,774
Texas Instruments, Inc.                                     84,660      3,097,709
                                                                     ------------
                                                                        9,494,603
                                                                     ------------
SOFT DRINKS 0.9%
PepsiCo, Inc.                                               52,246      3,827,542
                                                                     ------------
SPECIALIZED CONSUMER SERVICES 0.4%
Sotheby's                                                   32,614      1,558,623
                                                                     ------------
SPECIALIZED FINANCE 2.9%
CME Group, Inc.                                             13,499      7,928,638
IntercontinentalExchange, Inc. (a)                          15,140      2,299,766
Moody's Corp.                                               33,700      1,698,480
                                                                     ------------
                                                                       11,926,884
                                                                     ------------
SPECIALTY STORES 1.0%
Dick's Sporting Goods, Inc. (a)                             26,752      1,796,397
Tiffany & Co.                                               45,800      2,397,630
                                                                     ------------
                                                                        4,194,027
                                                                     ------------
STEEL 0.7%
Nucor Corp.                                                 49,408      2,938,294
                                                                     ------------
SYSTEMS SOFTWARE 2.5%
McAfee, Inc. (a)                                            35,352      1,232,724
Microsoft Corp.                                            119,995      3,535,053

VMware, Inc., Class A (a)                                   68,531      5,825,135
                                                                     ------------
                                                                       10,592,912
                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES 3.3%
America Movil, SA de CV, Ser L - ADR (Mexico)              160,303     10,259,392
China Mobile, Ltd. - ADR (Hong Kong)                         2,163        177,453
Vimpel-Communications - ADR (Russia)                       117,101      3,166,411
                                                                     ------------
                                                                       13,603,256
                                                                     ------------
TOTAL LONG-TERM INVESTMENTS 104.0%
  (Cost $364,902,686)                                                 434,369,614

REPURCHASE AGREEMENTS 2.9%
Banc of America Securities ($4,032,364 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 5.10%,
   dated 09/28/07, to be sold on 10/01/07 at
   $4,034,078)                                                          4,032,364
Citigroup Global Markets, Inc. ($3,584,324 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at
   $3,585,787)                                                          3,584,324
State Street Bank & Trust Co. ($4,650,312 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at
   $4,652,075)                                                          4,650,312
                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,267,000)                                                  12,267,000
                                                                     ------------
TOTAL INVESTMENTS 106.9%
   (Cost $377,169,686)                                                446,636,614
FOREIGN CURRENCY 0.0%
   (Cost $10,696)                                                          10,768
LIABILITIES IN EXCESS OF OTHER ASSETS (6.9%)                          (28,727,256)
                                                                     ------------
NET ASSETS 100.0%                                                    $417,920,126
                                                                     ------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Currency Abbreviations:

HKD - Hong Kong dollar
EUR - Euro

Van Kampen Life Investment Trust Enterprise Portfolio
Portfolio of Investments -- September 30, 2007 (Unaudited)

                                                                 NUMBER OF
DESCRIPTION                                                        SHARES           VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS  97.5%
AEROSPACE & DEFENSE  5.6%
General Dynamics Corp.                                              7,581       $     640,367
Goodrich Corp.                                                     13,950             951,808
Honeywell International, Inc.                                      17,273           1,027,225
L-3 Communications Holdings, Inc.                                   5,526             564,426
Northrop Grumman Corp.                                             10,167             793,026
Precision Castparts Corp.                                           7,708           1,140,630
Rockwell Collins, Inc.                                              5,245             383,095
United Technologies Corp.                                          16,468           1,325,345
                                                                                -------------
                                                                                    6,825,922
                                                                                -------------
AGRICULTURAL PRODUCTS  1.4%
Archer-Daniels-Midland Co.                                         30,606           1,012,447
Bunge Ltd. (Bermuda)                                                6,083             653,618
                                                                                -------------
                                                                                    1,666,065
                                                                                -------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.3%
Coach, Inc. (a)                                                     6,544             309,335
                                                                                -------------

APPAREL RETAIL  1.2%
American Eagle Outfitters, Inc.                                    11,183             294,225
Men's Wearhouse, Inc.                                              17,500             884,100
Ross Stores, Inc.                                                  10,176             260,912
                                                                                -------------
                                                                                    1,439,237
                                                                                -------------
APPLICATION SOFTWARE  0.7%
Citrix Systems, Inc. (a)                                           20,679             833,777
                                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Franklin Resources, Inc.                                            5,135             654,712
                                                                                -------------

AUTO PARTS & EQUIPMENT  0.7%
Johnson Controls, Inc.                                              7,219             852,636
                                                                                -------------

BIOTECHNOLOGY  5.8%
Affymetrix, Inc. (a)                                                8,620             218,689
Amgen, Inc. (a)                                                     3,893             220,227


BIOTECHNOLOGY (CONTINUED)
Biogen Idec, Inc. (a)                                               9,892             656,136
Celgene Corp. (a)                                                  36,794           2,623,780
Genentech, Inc. (a)                                                 6,788             529,600
Gilead Sciences, Inc. (a)                                          68,243           2,789,092
                                                                                -------------
                                                                                    7,037,524
                                                                                -------------
BROADCASTING & CABLE TV  0.5%
Citadel Broadcasting Corp.                                          3,377              14,048
Comcast Corp., Class A (a)                                         24,113             583,053
                                                                                -------------
                                                                                      597,101
                                                                                -------------
CASINOS & GAMING  0.4%
MGM MIRAGE (a)                                                      5,890             526,802
                                                                                -------------

COMMUNICATIONS EQUIPMENT  5.9%
ADC Telecommunications, Inc. (a)                                   21,909             429,635
Cisco Systems, Inc. (a)                                            43,575           1,442,768
Corning, Inc.                                                     104,661           2,579,894
Harris Corp.                                                       13,354             771,728
QUALCOMM, Inc.                                                     23,392             988,546
Research In Motion Ltd. (Canada) (a)                                9,645             950,515
                                                                                -------------
                                                                                    7,163,086
                                                                                -------------
COMPUTER & ELECTRONICS RETAIL  0.5%
GameStop Corp., Class A (a)                                        10,540             593,929
                                                                                -------------

COMPUTER HARDWARE  6.2%
Apple, Inc. (a)                                                    21,780           3,344,101
Hewlett-Packard Co.                                                36,002           1,792,540
IBM Corp.                                                          19,951           2,350,228
                                                                                -------------
                                                                                    7,486,869
                                                                                -------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp.                                                          67,224           1,398,259
                                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  3.0%
Caterpillar, Inc.                                                   8,209             643,832
Cummins, Inc.                                                       4,583             586,120
Deere & Co.                                                         5,307             787,665
Manitowoc Co., Inc.                                                13,600             602,208
Terex Corp. (a)                                                     7,611             677,531


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
(CONTINUED)
Toro Co.                                                            5,972             351,333
                                                                                -------------
                                                                                    3,648,689
                                                                                -------------
CONSUMER FINANCE  0.4%
First Marblehead Corp.                                             11,606             440,216
                                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES  0.9%
Alliance Data Systems Corp. (a)                                     7,281             563,840
Ceridian Corp. (a)                                                  9,539             331,385
CheckFree Corp. (a)                                                 4,813             223,997
                                                                                -------------
                                                                                    1,119,222
                                                                                -------------
DEPARTMENT STORES  0.2%
Nordstrom, Inc.                                                     4,808             225,447
                                                                                -------------

DIVERSIFIED METALS & MINING  2.4%
Companhia Vale do Rio Doce - ADR (Brazil)                          35,950           1,219,783
Freeport-McMoRan Copper & Gold, Inc.                                7,357             771,676
Southern Copper Corp.                                               7,653             947,671
                                                                                -------------
                                                                                    2,939,130
                                                                                -------------
DRUG RETAIL  3.9%
CVS Caremark Corp.                                                111,625           4,423,699
Walgreen Co.                                                        5,741             271,205
                                                                                -------------
                                                                                    4,694,904
                                                                                -------------
EDUCATION SERVICES  0.2%
Apollo Group, Inc., Class A (a)                                     3,718             223,638
                                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
National Instruments Corp.                                         16,901             580,211
                                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Waste Management, Inc.                                             17,254             651,166
                                                                                -------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.1%
Monsanto Co.                                                       15,614           1,338,744
                                                                                -------------

FOOD DISTRIBUTORS  0.2%
Sysco Corp.                                                         7,729             275,075
                                                                                -------------


FOOD RETAIL  1.1%
Kroger Co.                                                         31,032             885,033
Safeway, Inc.                                                      15,145             501,451
                                                                                -------------
                                                                                    1,386,484
                                                                                -------------
FOOTWEAR  0.8%
Nike, Inc., Class B                                                16,104             944,661
                                                                                -------------

GENERAL MERCHANDISE STORES  0.6%
Dollar Tree Stores, Inc. (a)                                        8,571             347,468
Target Corp.                                                        6,817             433,357
                                                                                -------------
                                                                                      780,825
                                                                                -------------
HEALTH CARE DISTRIBUTORS  0.5%
AmerisourceBergen Corp.                                             6,586             298,544
McKesson Corp.                                                      5,975             351,270
PharMerica Corp. (a)                                                  549               8,191
                                                                                -------------
                                                                                      658,005
                                                                                -------------
HEALTH CARE EQUIPMENT  1.2%
Becton, Dickinson & Co.                                             4,781             392,281
Stryker Corp.                                                      14,676           1,009,122
                                                                                -------------
                                                                                    1,401,403
                                                                                -------------
HEALTH CARE SERVICES  1.8%
Express Scripts, Inc. (a)                                          10,914             609,220
Laboratory Corp. of America Holdings (a)                            5,202             406,952
Medco Health Solutions, Inc. (a)                                   10,283             929,480
Pediatrix Medical Group, Inc. (a)                                   2,733             178,793
                                                                                -------------
                                                                                    2,124,445
                                                                                -------------
HOME FURNISHING RETAIL  0.1%
Williams-Sonoma, Inc.                                               4,882             159,251
                                                                                -------------

HOME FURNISHINGS  1.1%
Tempur-Pedic International, Inc.                                   36,697           1,311,918
                                                                                -------------

HOUSEHOLD PRODUCTS  1.3%
Colgate-Palmolive Co.                                              11,425             814,831
Procter & Gamble Co.                                               10,711             753,412
                                                                                -------------
                                                                                    1,568,243
                                                                                -------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.4%
TXU Corp.                                                           6,844             468,609
                                                                                -------------

INDUSTRIAL MACHINERY  1.0%
Eaton Corp.                                                         5,596             554,228
Parker Hannifin Corp.                                               5,526             617,972
                                                                                -------------
                                                                                    1,172,200
                                                                                -------------
INTEGRATED OIL & GAS  2.0%
ConocoPhillips                                                     16,933           1,486,209
Exxon Mobil Corp.                                                  10,094             934,301
                                                                                -------------
                                                                                    2,420,510
                                                                                -------------
INTERNET RETAIL  0.1%
Expedia, Inc. (a)                                                   3,722             118,657
                                                                                -------------

INTERNET SOFTWARE & SERVICES  2.3%
eBay, Inc. (a)                                                     46,019           1,795,661
Google, Inc., Class A (a)                                           1,415             802,687
Openwave Systems, Inc.  (a)                                        53,655             235,009
                                                                                -------------
                                                                                    2,833,357
                                                                                -------------
INVESTMENT BANKING & BROKERAGE  3.1%
Bear Stearns Cos., Inc.                                             3,730             458,081
Goldman Sachs Group, Inc.                                           9,815           2,127,303
Lehman Brothers Holdings, Inc.                                      3,275             202,166
Merrill Lynch & Co., Inc.                                          13,899             990,721
                                                                                -------------
                                                                                    3,778,271
                                                                                -------------
IT CONSULTING & OTHER SERVICES  1.5%
Accenture Ltd., Class A (Bermuda)                                  36,682           1,476,450
Infosys Technologies Ltd. - ADR (India)                             6,869             332,391
                                                                                -------------
                                                                                    1,808,841
                                                                                -------------
LIFE SCIENCES TOOLS & SERVICES  0.8%
Thermo Fisher Scientific, Inc. (a)                                 16,609             958,671
                                                                                -------------

MANAGED HEALTH CARE  4.9%
Aetna, Inc.                                                        17,935             973,332
Health Net, Inc. (a)                                                7,528             406,888
Humana, Inc. (a)                                                    8,662             605,301
UnitedHealth Group, Inc. (b)                                       56,052           2,714,598
WellCare Health Plans, Inc. (a)                                     8,597             906,382


MANAGED HEALTH CARE (CONTINUED)
WellPoint, Inc. (a)                                                 4,353             343,539
                                                                                -------------
                                                                                    5,950,040
                                                                                -------------
MOVIES & ENTERTAINMENT  1.8%
DreamWorks Animation SKG, Inc., Class A (a)                        16,737             559,351
News Corp., Class A                                                31,360             689,606
Walt Disney Co.                                                    26,852             923,440
                                                                                -------------
                                                                                    2,172,397
                                                                                -------------
OIL & GAS DRILLING  0.4%
Noble Corp. (Cayman Islands)                                       10,896             534,449
                                                                                -------------

OIL & GAS EQUIPMENT & SERVICES  0.5%
Grant Prideco, Inc. (a)                                             9,996             544,982
                                                                                -------------

OIL & GAS REFINING & MARKETING  1.0%
Valero Energy Corp.                                                18,130           1,217,973
                                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Frontline Ltd. (Bermuda)                                           12,092             583,802
                                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.0%
Bank of America Corp.                                              18,907             950,455
Citigroup, Inc.                                                     9,911             462,546
JPMorgan Chase & Co.                                               21,302             976,058
                                                                                -------------
                                                                                    2,389,059
                                                                                -------------
PACKAGED FOODS & MEATS  1.4%
General Mills, Inc.                                                11,804             684,750
Kellogg Co.                                                        13,574             760,144
Kraft Foods, Inc., Class A                                          8,818             304,309
                                                                                -------------
                                                                                    1,749,203
                                                                                -------------
PERSONAL PRODUCTS  0.5%
Bare Escentuals, Inc. (a)                                           7,351             182,819
Estee Lauder Cos., Inc., Class A                                   10,465             444,344
                                                                                -------------
                                                                                      627,163
                                                                                -------------
PHARMACEUTICALS  4.2%
Johnson & Johnson                                                   5,764             378,695
Merck & Co., Inc.                                                  27,182           1,405,038
Schering-Plough Corp.                                              72,523           2,293,902


PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)                 13,364             594,297
Wyeth                                                               9,239             411,597
                                                                                -------------
                                                                                    5,083,529
                                                                                -------------
PROPERTY & CASUALTY INSURANCE  1.2%
Allstate Corp.                                                      6,974             398,843
Chubb Corp.                                                         6,213             333,265
CNA Financial Corp.                                                18,983             746,412
                                                                                -------------
                                                                                    1,478,520
                                                                                -------------
RAILROADS  1.2%
Burlington Northern Santa Fe Corp.                                  4,233             343,593
CSX Corp.                                                          10,752             459,433
Union Pacific Corp.                                                 5,485             620,134
                                                                                -------------
                                                                                    1,423,160
                                                                                -------------
RESTAURANTS  2.0%
McDonald's Corp.                                                   24,878           1,355,105
Yum! Brands, Inc.                                                  31,005           1,048,899
                                                                                -------------
                                                                                    2,404,004
                                                                                -------------
SEMICONDUCTOR EQUIPMENT  2.7%
Applied Materials, Inc.                                            44,620             923,634
ASML Holding N.V. (Netherlands) (a)                                12,953             425,636
KLA-Tencor Corp.                                                    5,161             287,880
MEMC Electronic Materials, Inc. (a)                                17,737           1,044,000
Varian Semiconductor Equipment Associates, Inc. (a)                11,698             626,077
                                                                                -------------
                                                                                    3,307,227
                                                                                -------------
SEMICONDUCTORS  2.7%
NVIDIA Corp. (a)                                                   30,723           1,113,401
PMC - Sierra, Inc. (a)                                            106,433             892,973
Texas Instruments, Inc.                                            35,047           1,282,370
                                                                                -------------
                                                                                    3,288,744
                                                                                -------------
SOFT DRINKS  0.6%
Hansen Natural Corp. (a)                                           13,131             744,265
                                                                                -------------

SPECIALIZED FINANCE  1.0%
CME Group, Inc.                                                       664             390,000
Nasdaq Stock Market, Inc. (a)                                      15,304             576,655


SPECIALIZED FINANCE (CONTINUED)
NYSE Euronext                                                       3,433             271,791
                                                                                -------------
                                                                                    1,238,446
                                                                                -------------
SYSTEMS SOFTWARE  2.2%
McAfee, Inc. (a)                                                   15,350             535,255
Microsoft Corp.                                                    36,496           1,075,172
Oracle Corp. (a)                                                   31,551             683,079
Red Hat, Inc. (a)                                                  18,771             372,980
                                                                                -------------
                                                                                    2,666,486
                                                                                -------------
THRIFTS & MORTGAGE FINANCE  0.8%
MGIC Investment Corp.                                              15,370             496,605
Radian Group, Inc.                                                 19,266             448,512
                                                                                -------------
                                                                                      945,117
TOBACCO  0.7%
Altria Group, Inc.                                                 12,742             885,951
                                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES  1.3%
America Movil SA de CV, Ser L - ADR (Mexico)                       11,268             721,152
Leap Wireless International, Inc. (a)                               3,775             307,172
Sprint Nextel Corp.                                                28,656             544,464
                                                                                -------------

                                                                                    1,572,788
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $90,153,367)                                                              118,223,352
                                                                                -------------

REPURCHASE AGREEMENTS  2.6%
Banc of America Securities ($1,044,989 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.10%,
  dated 09/28/07, to be sold on 10/01/07 at $1,045,434)                             1,044,989
Citigroup Global Markets, Inc. ($928,880 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.90%,
  dated 09/28/07, to be sold on 10/01/07 at $929,259)                                 928,880


State Street Bank & Trust Co. ($1,205,131 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.55%,
  dated 09/28/07, to be sold on 10/01/07 at $1,205,588)                             1,205,131
                                                                                -------------

TOTAL REPURCHASE AGREEMENTS  2.6%
  (Cost $3,179,000)                                                                 3,179,000
                                                                                -------------

TOTAL INVESTMENTS  100.1%
  (Cost $93,332,367)                                                              121,402,352

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)                                        (178,483)
                                                                                -------------

NET ASSETS  100.0%                                                              $ 121,223,869
                                                                                =============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.


ADR - American Depositary Receipt


FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                               CONTRACTS        DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, December 2007 (Current
Notional Value of $76,905 per contract)                               40        $      96,236
                                                                --------        -------------

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                    COUPON         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------
         UNITED STATES TREASURY OBLIGATIONS   46.0%
$  3,800 United States Treasury Bonds ...........................        5.250%        11/15/28     $  3,984,064
  12,000 United States Treasury Bonds ...........................        5.375         02/15/31       12,849,384
     300 United States Treasury Bonds ...........................        6.125         08/15/29          350,063
   9,120 United States Treasury Bonds ...........................        8.125         08/15/21       12,116,066
     800 United States Treasury Bonds ...........................        8.750         08/15/20        1,100,375
   1,250 United States Treasury Bonds ...........................        9.250         02/15/16        1,659,474
     350 United States Treasury Bonds ...........................       10.375         11/15/12          352,816
     700 United States Treasury Bonds ...........................       12.000         08/15/13          746,539
  17,000 United States Treasury Notes ...........................        3.500         11/15/09       16,840,642
   7,100 United States Treasury Notes ...........................        3.875         02/15/13        6,984,071
  35,000 United States Treasury Notes (a) .......................        4.250         11/15/14       34,674,640
   4,500 United States Treasury Notes ...........................        4.500         02/28/11        4,564,337
     500 United States Treasury Notes ...........................        4.750         11/15/08          504,297
   2,600 United States Treasury Notes ...........................        4.750         01/31/12        2,660,330
   3,500 United States Treasury Notes ...........................        4.875         01/31/09        3,541,290
   2,400 United States Treasury Notes ...........................        4.875         04/30/11        2,462,813
   6,100 United States Treasury Notes ...........................        5.125         06/30/11        6,313,982
                                                                                                    ------------

         TOTAL UNITED STATES TREASURY OBLIGATIONS .............................................      111,705,183
                                                                                                    ------------

         COLLATERALIZED MORTGAGE OBLIGATIONS   23.0%
     877 American Home Mortgage Assets (b) ......................        5.361         09/25/46          864,997
   1,170 American Home Mortgage Assets (b) ......................        5.391         10/25/46        1,084,897
     713 American Home Mortgage Assets, (b) .....................        5.431         06/25/47          686,194
   1,050 American Home Mortgage
            Investment Trust (b) ................................        5.371         04/25/37        1,026,643
   1,094 Bear Stearns Mortgage Funding
            Trust (b) ...........................................        5.311         03/25/36        1,069,367
   1,208 Bear Stearns Mortgage Funding
            Trust (b) ...........................................        5.341         12/25/36        1,181,099


     905 Bear Stearns Mortgage Funding
            Trust (b) ...........................................        5.381         07/25/36          855,133
   2,791 Countrywide Alternative Loan
            Trust (c) ...........................................        1.911         02/25/37          134,297
   5,968 Countrywide Alternative Loan
            Trust (c) ...........................................        2.031         09/25/35          122,155
   3,656 Countrywide Alternative Loan
            Trust (c) ...........................................        2.477         03/20/46          151,846
     837 Countrywide Alternative Loan
            Trust (b) ...........................................        5.291         09/25/35          818,530
   1,324 Countrywide Alternative Loan
            Trust (b) ...........................................        5.311         04/25/47        1,288,447
     742 Countrywide Alternative Loan
            Trust (b) ...........................................        5.321         11/25/46          726,776
   1,273 Countrywide Alternative Loan
            Trust (b) ...........................................        5.361         07/25/46        1,238,928
     720 Countrywide Alternative Loan
            Trust (b) ...........................................        5.381         10/25/36          698,697
     616 Countrywide Alternative Loan
            Trust (b) ...........................................        5.391         05/25/36          599,208
     831 Countrywide Alternative Loan
            Trust (b) ...........................................        5.401         04/25/36          819,325
     905 Countrywide Alternative Loan
            Trust (b) ...........................................        5.796         03/20/46          878,268
   9,024 Countrywide Alternative Loan
            Trust (c) ...........................................        2.072         12/20/46          403,310
   2,482 Countrywide Home Loans (c) (d) .........................        1.385         10/25/34           48,091
     896 Countrywide Home Loans (b) .............................        5.401         04/25/35          877,632
     942 Countrywide Home Loans (b) .............................        5.431         04/25/46          925,699
   1,633 Downey Savings & Loan
            Association Mortgage Loan
            Trust (b) ...........................................        5.682         04/19/38        1,584,353
     988 Downey Savings & Loan
            Association Mortgage Loan
            Trust (b) ...........................................        5.703         09/19/36          967,849
     789 Downey Savings & Loan
            Association Mortgage Loan
            Trust (b) ...........................................        5.923         04/19/47          784,915
     588 Federal Home Loan Mortgage
            Corp. (b) ...........................................        5.281         09/25/45          583,291
     676 Federal Home Loan Mortgage
            Corp. (REMIC) (b) (c) ...............................        1.250         06/17/27           44,279


     450 Federal Home Loan Mortgage
            Corp. (REMIC) (c) ...................................        5.000         12/15/16           41,410
   1,840 Federal Home Loan Mortgage
            Corp. (REMIC) .......................................        5.500         04/15/27        1,850,020
      31 Federal Home Loan Mortgage
            Corp. (REMIC) (c) ...................................        6.000         05/15/30              246
     944 Federal Home Loan Mortgage
            Corp. (REMIC) (b) ...................................        6.353         03/15/34          946,055
     280 Federal Home Loan Mortgage
            Corp. (STRIPS) (c) ..................................        6.000         05/01/31           63,560
     254 Federal Home Loan Mortgage
            Corp. (STRIPS) (c) ..................................        6.500         04/01/28           60,032
      69 Federal Home Loan Mortgage
            Corp. (STRIPS) (c) ..................................        8.000         06/01/31           17,434
     931 Federal National Mortgage
            Association (b) .....................................        5.331         05/25/35          926,115
     989 Federal National Mortgage
            Association .........................................        5.500         11/25/43          985,629
     750 Federal National Mortgage
            Association .........................................        6.022         11/25/10          772,134
   1,172 Federal National Mortgage
            Association (REMIC) (b) .............................        4.791         11/25/28        1,177,980
   6,746 Federal National Mortgage
            Association (REMIC) (b) .............................        5.191         12/25/36        6,687,361
     865 Federal National Mortgage                                                  08/25/32 to
            Association (REMIC) (c) .............................        6.000         07/25/33          154,470
     892 Federal National Mortgage
            Association (REMIC) (b) .............................        6.014         12/18/32          895,141
   1,368 Federal National Mortgage
            Association (REMIC) (c) .............................        6.500         05/25/33          316,882
     247 Federal National Mortgage
            Association (REMIC) (c) .............................        7.000         04/25/33           56,311
     194 Federal National Mortgage
            Association (STRIPS) (c) ............................        6.500         06/01/31           47,602
      50 Federal National Mortgage
            Association (STRIPS) (c) ............................        7.000         03/01/32           13,942
      57 Federal National Mortgage
            Association (STRIPS) (c) ............................        8.000         05/01/30           14,369
     186 Government National Mortgage
            Association (b) (c) .................................        1.648         05/16/32           12,540
     401 Government National Mortgage                                               04/16/29 to
            Association (b) (c) .................................        2.248         05/16/32           27,399


     340 Government National Mortgage
            Association (b) (c) .................................        2.648         06/16/27            6,656
   4,571 Greenpoint Mortgage Funding
            Trust (b) (c) .......................................        1.708         06/25/45          126,423
   1,568 Greenpoint Mortgage Funding
            Trust (b) (c) .......................................        2.354         10/25/45           34,546
   2,286 Greenpoint Mortgage Funding
            Trust (b) (c) .......................................        2.394         08/25/45           65,362
       2 Harborview Mortgage Loan Trust (e) .....................          *        03/19/37 to
                                                                                       07/19/47            1,545
   3,209 Harborview Mortgage Loan Trust (c)(d) ..................        1.239         06/19/35           66,177
   2,912 Harborview Mortgage Loan Trust (c)(d) ..................        1.533         05/19/35           60,969
   4,355 Harborview Mortgage Loan Trust (c)(d) ..................        1.853         01/19/36          110,234
   3,512 Harborview Mortgage Loan Trust (c)(d) ..................        1.863         03/19/37          148,171
   6,295 Harborview Mortgage Loan Trust (c)(d) ..................        2.016         07/19/47          220,337
   1,770 Harborview Mortgage Loan Trust (c)(d) ..................        2.077         01/19/36           50,340
     955 Harborview Mortgage Loan Trust (b) .....................        5.311         04/19/38          924,942
     280 Harborview Mortgage Loan Trust (b) .....................        5.593         12/19/37          278,610
     849 Harborview Mortgage Loan Trust (b) .....................        5.693         01/19/38          829,010
   1,061 Harborview Mortgage Loan Trust (b) .....................        5.776         10/19/46        1,033,659
   1,300 Harborview Mortgage Loan Trust (b) .....................        6.983         01/19/36        1,303,742
   2,564 Indymac Index Mortgage Loan
            Trust (c)(d) ........................................        1.427         07/25/35           80,113
     882 Indymac Index Mortgage Loan (b) ........................        5.381         05/25/36          855,096
     689 Indymac Index Mortgage Loan
            Trust (b) ...........................................        5.511         10/25/36          672,245
     926 Luminent Mortgage Trust (b) ............................        5.371         10/25/46          900,465
     752 Residential Accredit Loans, Inc. (b) ...................        5.321         01/25/46          738,950
   1,656 Residential Accredit Loans, Inc. (b) ...................        5.331         03/25/47        1,609,528
     912 Residential Accredit Loans, Inc. (b) ...................        5.361         06/25/46          888,839


   1,111 Residential Accredit Loans, Inc. (b) ...................        5.401         02/25/46        1,079,646
     560 Residential Accredit Loans, Inc. (b) ...................        5.431         06/25/37          537,118
     318 Structured Asset Mortgage
            Investments, Inc. (b) ...............................        5.321         02/25/36          312,040
   1,147 Structured Asset Mortgage
            Investments, Inc. (b) ...............................        5.331         10/25/36        1,125,589
   2,131 Structured Asset Mortgage                                                  07/25/36 to
            Investments, Inc. (b) ...............................        5.361         08/25/36        2,079,180
   1,227 Washington Mutual, Inc. (b)(c) .........................        0.655         06/25/44           19,551
   3,653 Washington Mutual, Inc. (b)(c) .........................        0.848         10/25/44           60,505
   2,326 Washington Mutual, Inc. (b)(c) .........................        1.226         07/25/44           38,166
     478 Washington Mutual, Inc. (b) ............................        5.471         11/25/45          467,483
     428 Washington Mutual, Inc. (b) ............................        5.491         07/25/45          421,398

   1,281 Washington Mutual, Inc. (b) ............................        5.923      04/25/46 to
                                                                                       05/25/46        1,240,254
   7,282 Washington Mutual Mortgage
            Pass-Through Certificates (b)(c) ....................        0.653         01/25/45          101,266
   1,736 Washington Mutual Mortgage Pass-
         Through Certificates (b) ...............................        5.735         07/25/47        1,689,092
                                                                                                    ------------


         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ............................................       55,708,105
                                                                                                    ------------

         MORTGAGE BACKED SECURITIES   22.8%
      51 Federal Home Loan Mortgage                                                 06/01/29 to
            Corp ................................................        6.000         09/01/29           50,990
      47 Federal Home Loan Mortgage
            Corp ................................................        6.500         06/01/29           47,869
     910 Federal Home Loan Mortgage                                                 11/01/29 to
            Corp ................................................        7.500         08/01/31          952,586
       4 Federal Home Loan Mortgage
            Corp ................................................        8.000         09/01/24            3,953
   5,500 Federal Home Loan Mortgage
            Corp., November (a) .................................        6.500              TBA        5,604,577
   1,075 Federal National Mortgage
            Association .........................................        3.920         01/01/08        1,069,275
   5,750 Federal National Mortgage
            Association .........................................        5.500         05/01/37        5,633,011
      92 Federal National Mortgage                                                  01/01/14 to
            Association .........................................        6.000         06/01/14           93,119
     241 Federal National Mortgage                                                  06/01/09 to
            Association .........................................        6.500         12/01/32          247,134


   6,495 Federal National Mortgage                                                  07/01/10 to
            Association .........................................        7.000         10/01/34        6,760,320
     967 Federal National Mortgage                                                  02/01/23 to
            Association .........................................        7.500         04/01/32        1,011,558
      14 Federal National Mortgage                                                  06/01/24 to
            Association .........................................        8.000         10/01/24           14,548
      22 Federal National Mortgage
            Association .........................................       11.000         11/01/20           25,368
  12,700 Federal National Mortgage
            Association, November (a) ...........................        5.000              TBA       12,110,644
   5,650 Federal National Mortgage
            Association, November (a) ...........................        5.500              TBA        5,530,819
  13,100 Federal National Mortgage
            Association, October (a) ............................        5.500              TBA       12,831,856
   1,800 Federal National Mortgage
            Association, October (a) ............................        6.500              TBA        1,832,906
   1,275 Federal National Mortgage
            Association, October (a) ............................        7.000              TBA        1,316,040
      70 Government National Mortgage                                               05/15/23 to
            Association .........................................        6.500         03/15/29           71,507
     147 Government National Mortgage                                               04/15/23 to
            Association .........................................        7.000         11/15/27          154,145
      24 Government National Mortgage                                               12/15/21 to
            Association .........................................        7.500         06/15/24           24,810
      22 Government National Mortgage                                               05/15/17 to
            Association .........................................        8.000         01/15/23           23,636
       8 Government National Mortgage
            Association .........................................        8.500         07/15/17            8,108
      17 Government National Mortgage                                               07/15/09 to
            Association .........................................        9.500         10/15/09           17,121
       1 Government National Mortgage
            Association .........................................       11.000         09/15/10            1,576
                                                                                                    ------------

         TOTAL MORTGAGE BACKED SECURITIES .....................................................       55,437,476
                                                                                                    ------------

         ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   11.8%
     155 Federal Home Loan Mortgage
            Corp ................................................        5.465         07/01/34          156,667
     971 Federal Home Loan Mortgage
            Corp ................................................        5.878         04/01/37          979,990
     343 Federal Home Loan Mortgage
            Corp ................................................        6.116         08/01/34          349,453


     633 Federal National Mortgage
            Association .........................................        5.138         12/01/32          642,879
     676 Federal National Mortgage
            Association .........................................        5.258         06/01/34          684,701
   2,079 Federal National Mortgage
            Association .........................................        5.461         12/01/36        2,086,306
     213 Federal National Mortgage
            Association .........................................        6.905         07/01/33          217,634
   3,859 Federal National Mortgage                                                  10/01/35 to
            Association .........................................        6.950         11/01/35        3,992,385
   1,162 Federal National Mortgage
            Association .........................................        6.996         03/01/36        1,182,314
   1,109 Federal National Mortgage
            Association .........................................        7.027         03/01/36        1,128,592
     859 Federal National Mortgage
            Association .........................................        7.304         03/01/36          877,075
     874 Federal National Mortgage
            Association .........................................        7.367         05/01/36          893,418
     993 Federal National Mortgage
            Association .........................................        7.373         07/01/36        1,015,920
   2,445 Federal National Mortgage
            Association .........................................        7.486         04/01/36        2,501,334
   1,617 Federal National Mortgage
            Association .........................................        7.493         05/01/36        1,653,265
     130 Federal National Mortgage
            Association .........................................        4.331         10/01/34          133,198
     818 Federal National Mortgage
            Association .........................................        4.337         02/01/34          815,175
     225 Federal National Mortgage
            Association .........................................        4.497         10/01/34          226,793
     131 Federal National Mortgage
            Association .........................................        4.659         09/01/34          132,757
     143 Federal National Mortgage
            Association .........................................        5.493         07/01/34          144,149
   2,083 Federal National Mortgage
            Association .........................................        5.819         05/01/37        2,105,250
   2,018 Federal National Mortgage
            Association .........................................        6.971         12/01/35        2,088,043
   1,196 Federal National Mortgage
            Association .........................................        7.423         05/01/36        1,219,049
   1,185 Federal National Mortgage
            Association .........................................        7.444         05/01/36        1,212,815


   1,553 Federal National Mortgage
            Association .........................................        7.473         04/01/36        1,589,385

     589 Federal National Mortgage
            Association .........................................        7.736         03/01/36          603,761
                                                                                                    ------------

         TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES .....................................       28,632,308
                                                                                                    ------------

         UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   5.3%
   4,400 Federal Home Loan Bank .................................        3.000         04/15/09        4,308,013
   3,150 Federal Home Loan Mortgage
            Corp ................................................        6.625         09/15/09        3,281,727
     350 Federal National Mortgage
            Association .........................................        7.125         06/15/10          373,961
   1,985 Financing Corp. ........................................        9.650         11/02/18        2,752,609
     700 Financing Corp. ........................................        9.800         04/06/18          971,021
     960 Tennessee Valley Authority .............................        7.125         05/01/30        1,191,530
                                                                                                    ------------

         TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ....................................       12,878,861
                                                                                                    ------------

         ASSET BACKED SECURITIES   0.2%
     533 Federal National Mortgage
            Association (b) .....................................        6.138         05/28/35          524,123
      49 Federal National Mortgage
            Association (b) .....................................        6.149         05/28/35           48,842
                                                                                                    ------------

         TOTAL ASSET BACKED SECURITIES ........................................................          572,965
                                                                                                    ------------

TOTAL LONG-TERM INVESTMENTS   109.1%
  (Cost $264,391,917) .........................................................................      264,934,898
                                                                                                    ------------

DESCRIPTION                                CONTRACTS    EXPIRATION DATE    EXERCISE PRICE    MARKET VALUE
---------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
Eurodollar Futures,
   December, 2007 ......................      250           Dec-07             94.75        $      26,563
                                                                                            -------------

TOTAL PURCHASED OPTIONS
   (Cost $44,331) .......................................................................          26,563
                                                                                            -------------

SHORT-TERM INVESTMENTS  20.5%

REPURCHASE AGREEMENTS   19.6%
Banc of America Securities ($15,644,271 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
   09/28/07, to be sold on 10/01/07 at $15,650,920) .....................................      15,644,271
Citigroup Global Markets, Inc. ($13,906,019 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $13,911,697) ...............................      13,906,019
State Street Bank & Trust Co. ($18,041,710 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $18,048,551) ...............................      18,041,710
                                                                                            -------------

TOTAL REPURCHASE AGREEMENTS .............................................................      47,592,000
                                                                                            -------------

UNITED STATES TREASURY OBLIGATIONS   0.9%
United States Treasury Bill ($2,100,000 par, yielding 5.049%, 01/10/08
   maturity) (f) ........................................................................       2,071,455
                                                                                            -------------

TOTAL UNITED STATES TREASURY OBLIGATIONS ................................................       2,071,455
                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS   20.5%
   (Cost $49,663,455) ...................................................................      49,663,455
                                                                                            -------------

TOTAL INVESTMENTS  129.6%
   (Cost $314,099,703) ..................................................................     314,624,916

LIABILITIES IN EXCESS OF OTHER ASSETS  (29.6%) ..........................................     (71,813,576)
                                                                                            -------------

NET ASSETS 100.0% .......................................................................   $ 242,811,340
                                                                                            =============


Percentages are calculated as a percentage of net assets.

*    Zero coupon bond
(a)  Security purchased on a when-issued or delayed delivery basis.
(b)  Floating Rate Coupon
(c)  IO - Interest Only
(d)  Variable Rate Coupon
(e)  PO - Principal Only
(f)  All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the
United States Treasury.

REMIC  - Real Estate Mortgage Investment Conduits
STRIPS - Separately Traded Registered Interest and Principal Securities
TBA    - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                                               UNREALIZED
                                                                                CONTRACTS     APPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2007
   (Current Notional Value of $207,047 per contract) ......................        118          $ 96,702
U.S. Treasury Notes 5-Year Futures, December 2007
   (Current Notional Value of $107,031 per contract) ......................        119            56,272
SHORT CONTRACTS:
U.S. Treasury Bond Futures, December 2007 (Current
   Notional Value of $111,344 per contract) ...............................        259           113,422
U.S. Treasury Notes 10-Year Futures, December 2007
   (Current Notional Value of $109,281 per contract) ......................        381            51,774
                                                                                   ---          --------
                                                                                   877          $318,170
                                                                                   ===          ========


SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                             NOTIONAL     UNREALIZED
                                             FLOATING     FIXED     EXPIRATION    AMOUNT     APPRECIATION/
COUNTERPARTY         FLOATING RATE INDEX       RATE       RATE         DATE       (000)      DEPRECIATION
Citibank, N.A.,      USD-LIBOR BBA ...
   New York                                  Receive     5.3375%     05/24/17    $ 7,500     $   179,645
Goldman Sachs        USD-LIBOR BBA ...
   Capital
   Markets, L.P.                             Receive     5.3405%     05/24/17      7,500         181,373
JP Morgan            USD-LIBOR BBA ...
   Chase Bank,
   N.A                                       Receive     5.3585%     05/23/17      5,500         142,710
Citibank, N.A.,      USD-LIBOR BBA ...
   New York                                  Receive     5.2275%     09/27/17      9,200          17,324
JP Morgan            USD-LIBOR BBA ...
   Chase Bank,
   N.A                                       Receive     5.7199%     07/19/17     21,600         878,540
JP Morgan            USD-LIBOR BBA ...
   Chase Bank,
   N.A                                       Receive     5.0647%     09/11/17      8,000         (96,502)
                                                                                             -----------
                                                                                             $ 1,303,090
                                                                                             ===========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)


                                                                   NUMBER OF
DESCRIPTION                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS  92.9%
AEROSPACE & DEFENSE  1.4%
Raytheon Co. ............................................            485,130      $   30,960,997
                                                                                  --------------

AUTOMOBILE MANUFACTURERS  0.7%
Honda Motor Co. Ltd. - ADR (Japan) ......................            430,170          14,350,471
                                                                                  --------------

BIOTECHNOLOGY  0.5%
Applera Corp. - Applied Biosystems Group ................            281,360           9,746,310
                                                                                  --------------

BROADCASTING & CABLE TV  1.3%
Comcast Corp., Class A (a) ..............................          1,198,368          28,976,538
                                                                                  --------------

COMMUNICATIONS EQUIPMENT  2.0%
Alcatel-Lucent  - ADR (France) ..........................          2,864,030          29,155,825
Cisco Systems, Inc. (a) .................................            417,810          13,833,689
                                                                                  --------------
                                                                                      42,989,514
                                                                                  --------------
COMPUTER HARDWARE  0.4%
Hewlett-Packard Co. .....................................            187,685           9,344,836
                                                                                  --------------

DIVERSIFIED CHEMICALS  3.8%
Bayer AG - ADR (Germany) ................................            886,810          70,590,076
Du Pont (E.I.) de Nemours & Co. .........................            239,360          11,862,682
                                                                                  --------------
                                                                                      82,452,758
                                                                                  --------------
DRUG RETAIL  0.3%
Rite Aid Corp. (a) ......................................          1,168,540           5,398,655
                                                                                  --------------

ELECTRIC UTILITIES  4.9%
American Electric Power Co., Inc. .......................            867,110          39,956,429
Entergy Corp. ...........................................            396,878          42,977,918
FirstEnergy Corp. .......................................            355,070          22,490,134
                                                                                  --------------
                                                                                     105,424,481
                                                                                  --------------
GOLD  1.2%
Newmont Mining Corp. ....................................            554,030          24,781,762
                                                                                  --------------

HEALTH CARE EQUIPMENT  1.2%
Boston Scientific Corp. (a) .............................            962,570          13,427,851


Covidien, Ltd. (Bermuda) ................................            317,992          13,196,668
                                                                                  --------------
                                                                                      26,624,519
                                                                                  --------------
HOME IMPROVEMENT RETAIL  0.9%
Home Depot, Inc. ........................................            585,530          18,994,593
                                                                                  --------------

HOUSEHOLD PRODUCTS  1.7%
Kimberly-Clark Corp. ....................................            152,780          10,734,323
Procter & Gamble Co. ....................................            356,770          25,095,202
                                                                                  --------------
                                                                                      35,829,525
                                                                                  --------------
HOUSEWARES & SPECIALTIES  0.5%
Fortune Brands, Inc. ....................................             64,250           5,235,733
Newell Rubbermaid, Inc. .................................            207,800           5,988,796
                                                                                  --------------
                                                                                      11,224,529
                                                                                  --------------
HYPERMARKETS & SUPER CENTERS  2.6%
Wal-Mart Stores, Inc. ...................................          1,288,980          56,263,977
                                                                                  --------------

INDUSTRIAL CONGLOMERATES  5.6%
General Electric Co. ....................................          1,446,190          59,872,266
Siemens AG - ADR (Germany) ..............................            320,050          43,926,863
Tyco International, Ltd. (Bermuda) ......................            397,312          17,616,814
                                                                                  --------------
                                                                                     121,415,943
                                                                                  --------------
INSURANCE BROKERS  2.0%
Marsh & McLennan Cos., Inc. .............................          1,684,247          42,948,299
                                                                                  --------------

INTEGRATED OIL & GAS  5.9%
ConocoPhillips ..........................................            388,620          34,109,177
Exxon Mobil Corp. .......................................            274,880          25,442,893
Occidental Petroleum Corp. ..............................            431,280          27,636,422
Royal Dutch Shell PLC - ADR (United Kingdom) ............            489,160          40,199,169
                                                                                  --------------
                                                                                     127,387,661
                                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES  4.1%
Embarq Corp. ............................................            207,498          11,536,889
France Telecom - ADR (France) ...........................            600,550          20,082,392


Verizon Communications, Inc. ............................          1,292,113          57,214,763
                                                                                  --------------
                                                                                      88,834,044
                                                                                  --------------
INTERNET SOFTWARE & SERVICES  1.3%
Yahoo!, Inc. (a) ........................................          1,006,656          27,018,647
                                                                                  --------------

INVESTMENT BANKING & BROKERAGE  0.9%
Charles Schwab Corp. ....................................            845,566          18,264,226
                                                                                  --------------

LIFE & HEALTH INSURANCE  0.5%
Aegon N.V. (Netherlands) ................................            514,850           9,797,595
                                                                                  --------------

MANAGED HEALTH CARE  0.8%
CIGNA Corp. .............................................            327,580          17,456,738
                                                                                  --------------

MOVIES & ENTERTAINMENT  4.3%
Time Warner, Inc. .......................................          2,824,433          51,856,590
Viacom, Inc., Class B (a) ...............................          1,044,474          40,703,152
                                                                                  --------------
                                                                                      92,559,742
                                                                                  --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group, Inc. .................            230,980          21,377,199
                                                                                  --------------

OIL & GAS EQUIPMENT & SERVICES  1.5%
Schlumberger, Ltd. (Netherlands Antilles) ...............            314,170          32,987,850
                                                                                  --------------

OIL & GAS EXPLORATION & PRODUCTION  0.4%
Devon Energy Corp. ......................................             96,760           8,050,432
                                                                                  --------------

OIL & GAS STORAGE & TRANSPORTATION  0.6%
Williams Cos., Inc. .....................................            373,800          12,731,628
                                                                                  --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  6.0%
Bank of America Corp. ...................................            403,238          20,270,774
Citigroup, Inc. .........................................          1,070,276          49,949,781
J.P. Morgan Chase & Co. .................................          1,304,272          59,761,743
                                                                                  --------------
                                                                                     129,982,298
                                                                                  --------------


PACKAGED FOODS & MEATS  4.7%
Cadbury Schweppes PLC - ADR (United Kingdom) ............            585,530          27,238,856
ConAgra Foods, Inc. .....................................            428,500          11,196,705
Kraft Foods, Inc., Class A ..............................            743,208          25,648,108
Unilever N.V. (Netherlands) .............................          1,189,510          36,696,383
                                                                                  --------------
                                                                                     100,780,052
                                                                                  --------------
PERSONAL PRODUCTS  0.5%
Estee Lauder Cos., Inc., Class A ........................            262,000          11,124,520
                                                                                  --------------

PHARMACEUTICALS  13.6%
Abbott Laboratories .....................................            941,290          50,471,970
Bristol-Myers Squibb Co. ................................          1,486,030          42,827,385
Eli Lilly & Co. .........................................            768,940          43,775,754
Novartis AG - ADR (Switzerland) .........................            125,120           6,876,595
Pfizer, Inc. ............................................            637,230          15,567,529
Roche Holdings AG - ADR (Switzerland) ...................            281,380          25,423,443
Sanofi Aventis - ADR (France) ...........................            184,760           7,837,519
Schering-Plough Corp. ...................................          2,059,050          65,127,751
Wyeth ...................................................            768,940          34,256,277
                                                                                  --------------
                                                                                     292,164,223
                                                                                  --------------
PROPERTY & CASUALTY INSURANCE  4.0%
Chubb Corp. .............................................            587,580          31,517,791
Travelers Cos., Inc. ....................................            679,160          34,188,915
XL Capital Ltd., Class A (Cayman Islands) ...............            262,250          20,770,200
                                                                                  --------------
                                                                                      86,476,906
                                                                                  --------------
REGIONAL BANKS  1.5%
Fifth Third Bancorp .....................................            397,962          13,482,953
PNC Financial Services Group, Inc. ......................            275,492          18,761,005
                                                                                  --------------
                                                                                      32,243,958
                                                                                  --------------
RESTAURANTS  0.5%
McDonald's Corp. ........................................            192,360          10,477,849
                                                                                  --------------

SEMICONDUCTORS  1.4%
Intel Corp. .............................................            693,631          17,937,298


Micron Technology, Inc. (a) .............................          1,089,210          12,090,231
                                                                                  --------------
                                                                                      30,027,529
                                                                                  --------------
SOFT DRINKS  2.0%
Coca-Cola Co. ...........................................            745,840          42,863,425
                                                                                  --------------

SPECIALTY STORES  0.5%
Office Depot, Inc. (a) ..................................            566,734          11,686,055
                                                                                  --------------

SYSTEMS SOFTWARE  1.1%
Symantec Corp. (a) ......................................          1,234,740          23,929,261
                                                                                  --------------

THRIFTS & MORTGAGE FINANCE  2.1%
Federal Home Loan Mortgage Corp. ........................            761,969          44,963,791
                                                                                  --------------

TOBACCO  1.3%
Altria Group, Inc. ......................................            385,910          26,832,322
                                                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES  1.4%
Sprint Nextel Corp. .....................................          1,539,086          29,242,634
                                                                                  --------------

TOTAL COMMON STOCKS  92.9% .................................................       1,996,988,292

INVESTMENT COMPANIES  0.7%
iShares MSCI Japan Index Fund ...........................          1,122,250          16,093,065
                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  93.6%
  (Cost $1,639,288,248) ....................................................       2,013,081,357
                                                                                  --------------

REPURCHASE AGREEMENTS  6.0%
Banc of America Securities ($42,490,540 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
   09/28/07, to be sold on 10/01/07 at $42,508,598) ........................          42,490,540
Citigroup Global Markets, Inc. ($37,769,368 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $37,784,791) ..................          37,769,368
State Street Bank & Trust Co. ($49,002,092 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $49,020,672) ..................          49,002,092
                                                                                  --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $129,262,000) ......................................................         129,262,000
                                                                                  --------------


TOTAL INVESTMENTS  99.6%
  (Cost $1,768,550,248) ....................................................       2,142,343,357

OTHER ASSETS IN EXCESS OF LIABILITIES  0.4% ................................           7,538,067
                                                                                  --------------

NET ASSETS  100.0% .........................................................      $2,149,881,424
                                                                                  ==============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

PAR                                                                             YIELD ON
AMOUNT                                                            MATURITY       DATE OF       AMORTIZED
(000)      DESCRIPTION                                              DATE        PURCHASE         COST
---------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER   56.6%
$   2,500  American General Finance Corp. ...................     10/25/07        5.271%     $  2,491,317
    2,800  American Honda Finance Corp. .....................     12/14/07        4.803         2,772,661
    1,000  CBA (Delaware) Finance, Inc. .....................     12/12/07        5.639           988,880
    1,000  CBA (Delaware) Finance, Inc. .....................     11/06/07        5.745           994,310
    2,500  Citigroup Funding, Inc. ..........................     12/14/07        5.341         2,473,098
    3,000  DaimlerChrysler Revolving Auto
              Conduit LLC ...................................     10/11/07        5.325         2,995,617
      300  General Electric Capital Corp. ...................     10/19/07        5.312           299,214
    2,500  HSBC Finance Corp. ...............................     10/15/07        5.339         2,494,847
      500  ING America Insurance
              Holdings, Inc. ................................     10/09/07        5.252           499,418
    2,000  ING America Insurance
              Holdings, Inc. ................................     10/09/07        5.280         1,997,671
    1,000  Merrill Lynch & Co., Inc. ........................     10/01/07        5.307         1,000,000
    2,800  New Center Asset Trust ...........................     10/02/07        6.169         2,799,522
    2,000  Prudential Funding, LLC ..........................     12/04/07        5.343         1,981,333
    1,700  Sanpaolo IMI US Financial Co. ....................     10/01/07        5.192         1,700,000
    1,100  Societe Generale NA, Inc. ........................     10/11/07        5.280         1,098,393
    1,400  Societe Generale NA, Inc. ........................     10/11/07        5.331         1,397,950
    1,000  Swedbank .........................................     10/24/07        5.659           996,409
      800  Swedbank .........................................     10/26/07        5.700           796,856
    3,000  Toyota Motor Credit Corp. ........................     12/19/07        5.378         2,965,108
    2,200  UBS Finance (Delaware) LLC .......................     02/20/08        5.176         2,156,004
                                                                                             ------------
           TOTAL COMMERCIAL PAPER .....................................................        34,898,608
                                                                                             ------------

           FLOATING RATE NOTES   23.0%
    2,500  Bank of New York .................................     11/16/07        5.505*        2,500,076
    3,000  Berkshire Hathaway Finance
              Corp ..........................................     01/11/08        5.410*        3,000,879
    2,600  General Electric Capital
              Corp ..........................................     01/15/08        5.410*        2,600,729
    2,000  National City Bank ...............................     01/10/08        5.410*        2,000,378

      500  National City Bank ...............................     02/13/08        5.490*          500,043
    2,500  SunTrust Bank, NA ................................     11/19/07        5.473*        2,500,013
      700  Wal-Mart Stores, Inc. ............................     06/16/08        5.594*          699,499
      400  World Savings Bank, FSB ..........................     05/08/08        5.820*          399,999
                                                                                             ------------
           TOTAL FLOATING RATE NOTES ..................................................        14,201,616
                                                                                             ------------

           CERTIFICATES OF DEPOSIT   11.4%
    2,500  Bank of the West .................................     10/18/07        5.300         2,500,000
    2,500  Union Bank of California, NA .....................     12/28/07        5.150         2,500,000
    2,000  Wachovia Bank, NA ................................     02/04/08        5.310         2,000,000
                                                                                             ------------
           TOTAL CERTIFICATES OF DEPOSIT ..............................................         7,000,000
                                                                                             ------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   9.1%
    1,000  Federal Home Loan Bank ...........................     11/28/07        5.043           991,977
    1,000  Federal Home Loan Bank ...........................     02/25/08        5.055           979,869
    3,000  Federal National Mortgage
              Association ...................................     02/06/08        4.793         2,949,866
      708  Federal National Mortgage
              Association ...................................     10/01/07        4.967           708,000
                                                                                             ------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ..........................         5,629,712
                                                                                             ------------

TOTAL INVESTMENTS  100.1% (a) .........................................................        61,729,936

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%) .........................................           (37,806)
                                                                                             ------------

NET ASSETS 100.0% .....................................................................      $ 61,692,130
                                                                                             ============


Percentages are calculated as a percentage of net assets.

*    Yield in effect as of September 30, 2007.

(a) At September 30, 2007, cost is identical for both book and federal income tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments - September 30, 2007 (Unaudited)

                                                         NUMBER OF
DESCRIPTION                                                SHARES       VALUE
-----------                                              ---------   -----------
COMMON STOCKS 93.4%
ADVERTISING 1.6%
Focus Media Holding Ltd. - ADR (Cayman Islands) (a) ..       9,890   $   573,818
Omnicom Group, Inc. ..................................       3,285       157,976
                                                                     -----------
                                                                         731,794
                                                                     -----------
AEROSPACE & DEFENSE 3.1%
Alliant Techsystems, Inc. (a) ........................       1,146       125,258
BE Aerospace, Inc. (a) ...............................       9,667       401,471
Goodrich Corp. .......................................       2,552       174,123
Precision Castparts Corp. ............................       4,785       708,084
                                                                     -----------
                                                                       1,408,936
                                                                     -----------
AIR FREIGHT & LOGISTICS 2.7%
C.H. Robinson Worldwide, Inc. ........................      17,668       959,196
Expeditors International of Washington, Inc. .........       5,863       277,320
                                                                     -----------
                                                                       1,236,516
                                                                     -----------
AIRLINES 0.2%
UAL Corp. (a) ........................................       1,968        91,571
                                                                     -----------
AIRPORT SERVICES 1.2%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
(Mexico) .............................................       9,747       532,186
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS 2.1%
Coach, Inc. (a) ......................................       7,946       375,607
Fossil, Inc. (a) .....................................         214         7,995
Phillips-Van Heusen Corp. ............................       2,974       156,076
Under Armour, Inc., Class A (a) ......................       7,184       429,747
                                                                     -----------
                                                                         969,425
                                                                     -----------
APPAREL RETAIL 2.6%
Abercrombie & Fitch Co., Class A .....................       9,771       788,520
Guess?, Inc. .........................................           1            49
TJX Cos., Inc. .......................................       8,992       261,397

Zumiez, Inc. (a) .....................................       3,181       141,141
                                                                     -----------
                                                                       1,191,107
                                                                     -----------
APPLICATION SOFTWARE 2.9%
ANSYS, Inc. (a) ......................................       7,039       240,523
Autodesk, Inc. (a) ...................................       8,595       429,492
NAVTEQ Corp. (a) .....................................       4,140       322,796
Nuance Communications, Inc. (a) ......................       8,034       155,136
Salesforce.com, Inc. (a) .............................       1,800        92,376
Solera Holdings, Inc. (a) ............................       5,616       101,032
                                                                     -----------
                                                                       1,341,355
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS 2.0%
Janus Capital Group, Inc. ............................      31,817       899,785
                                                                     -----------
AUTO PARTS & EQUIPMENT 0.9%
Johnson Controls, Inc. ...............................       3,383       399,566
                                                                     -----------
AUTOMOTIVE RETAIL 0.1%
AutoZone, Inc. (a) ...................................         537        62,367
                                                                     -----------
BIOTECHNOLOGY 4.8%
BioMarin Pharmaceuticals, Inc. (a) ...................      17,581       437,767
Celgene Corp. (a) ....................................       2,899       206,728
InterMune, Inc. (a) ..................................       7,448       142,480
Techne Corp. (a) .....................................       3,526       222,420
United Therapeutics Corp. (a) ........................      10,301       685,429
Vertex Pharmaceuticals, Inc. (a) .....................      13,384       514,079
                                                                     -----------
                                                                       2,208,903
                                                                     -----------
BROADCASTING & CABLE TV 2.2%
Discovery Holding Co., Class A (a) ...................       3,800       109,630
Grupo Televisa, SA - ADR (Mexico) ....................      37,968       917,687
                                                                     -----------
                                                                       1,027,317
                                                                     -----------
CASINOS & GAMING 4.4%
Wynn Resorts, Ltd. (a) ...............................      12,933     2,037,723
                                                                     -----------
COMMERCIAL PRINTING 0.1%
Deluxe Corp. .........................................       1,728        63,660
                                                                     -----------

COMMUNICATIONS EQUIPMENT 1.4%
CommScope, Inc. (a) ..................................       5,031       252,757
Harris Corp. .........................................       1,469        84,894
Riverbed Technology, Inc. (a) ........................       7,220       291,616
                                                                     -----------
                                                                         629,267
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL 1.2%
GameStop Corp., Class A (a) ..........................       9,662       544,454
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS 0.8%
SanDisk Corp. (a) ....................................       4,624       254,782
Synaptics, Inc. (a) ..................................       2,643       126,230
                                                                     -----------
                                                                         381,012
                                                                     -----------
CONSTRUCTION & ENGINEERING 1.2%
Aecom Technology Corp. (a) ...........................       8,877       310,073
Jacobs Engineering Group, Inc. (a) ...................       2,946       222,659
                                                                     -----------
                                                                         532,732
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 0.5%
Manitowoc Co., Inc. ..................................       5,366       237,606
                                                                     -----------
CONSTRUCTION MATERIALS 0.8%
Texas Industries, Inc. ...............................       4,785       375,623
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES 3.0%
Global Payments, Inc. ................................      14,202       628,012
Iron Mountain, Inc. (a) ..............................       3,100        94,488
MasterCard, Inc., Class A ............................       4,435       656,247
                                                                     -----------
                                                                       1,378,747
                                                                     -----------
DISTRIBUTORS 0.2%
Li & Fung Ltd. (HKD) (Bermuda) .......................      24,000       102,189
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 2.9%
ChoicePoint, Inc. (a) ................................      11,802       447,532
Corporate Executive Board Co. ........................       3,963       294,213
Corrections Corp. of America (a) .....................       6,345       166,049
Dun & Bradstreet Corp. ...............................       2,424       239,031
FTI Consulting, Inc. (a) .............................       1,524        76,672
Geo Group, Inc. (a) ..................................       4,423       130,965
                                                                     -----------
                                                                       1,354,462
                                                                     -----------

DIVERSIFIED METALS & MINING 0.9%
Southern Copper Corp. ................................       3,250       402,447
                                                                     -----------
DRUG RETAIL 0.6%
CVS Caremark Corp. ...................................       6,689       265,085
                                                                     -----------
EDUCATION SERVICES 1.6%
Apollo Group, Inc., Class A (a) ......................      10,284       618,583
ITT Educational Services, Inc. (a) ...................         834       101,489
                                                                     -----------
                                                                         720,072
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT 0.2%
Roper Industries, Inc. ...............................       1,660       108,730
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS 1.7%
FLIR Systems, Inc. (a) ...............................       4,755       263,380
Itron, Inc. (a) ......................................       4,730       440,221
Mettler-Toledo International, Inc. (a) ...............         880        89,760
                                                                     -----------
                                                                         793,361
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES 0.5%
Trimble Navigation Ltd. (a) ..........................       6,341       248,631
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES 1.2%
Stericycle, Inc. (a) .................................       9,270       529,873
                                                                     -----------
FOOTWEAR 0.7%
Crocs, Inc. (a) ......................................       2,305       155,011
Deckers Outdoor Corp. (a) ............................       1,502       164,920
                                                                     -----------
                                                                         319,931
                                                                     -----------
GAS UTILITIES 1.3%
Questar Corp. ........................................      11,517       604,988
                                                                     -----------
HEALTH CARE EQUIPMENT 0.5%
Gen-Probe, Inc. (a) ..................................       1,071        71,307
Mentor Corp. .........................................       3,236       149,018
                                                                     -----------
                                                                         220,325
                                                                     -----------
HEALTH CARE FACILITIES 0.3%
Brookdale Senior Living, Inc. ........................       3,426       136,389
                                                                     -----------

HEALTH CARE SERVICES 0.4%
DaVita, Inc. (a) .....................................       3,166       200,028
                                                                     -----------
HOMEBUILDING 0.9%
Desarrolladora Homex, SA de CV - ADR (Mexico) (a) ....       6,686       371,073
NVR, Inc. (a) ........................................          73        34,328
                                                                     -----------
                                                                         405,401
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES 0.6%
Choice Hotels International, Inc. ....................       1,600        60,272
Ctrip.com International Ltd. - ADR (Cayman Islands) ..       4,408       228,334
                                                                     -----------
                                                                         288,606
                                                                     -----------
HOUSEHOLD APPLIANCES 0.4%
Snap-On, Inc. ........................................       3,355       166,207
                                                                     -----------
HOUSEHOLD PRODUCTS 0.5%
Energizer Holdings, Inc. (a) .........................       2,088       231,455
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES 2.0%
Monster Worldwide, Inc. (a) ..........................      20,635       702,828
Watson Wyatt Worldwide, Inc., Class A ................       5,213       234,272
                                                                     -----------
                                                                         937,100
                                                                     -----------
INDUSTRIAL GASES 0.2%
Airgas, Inc. .........................................       1,694        87,461
                                                                     -----------
INTERNET SOFTWARE & SERVICES 5.5%
Baidu.com, Inc. - ADR (Cayman Islands) (a) ...........       3,832     1,109,939
Equinix, Inc. (a) ....................................       9,380       831,912
Mercadolibre, Inc. (a) ...............................       1,800        65,934
SAVVIS, Inc. (a) .....................................       1,700        65,926
Tencent Holdings Ltd. (HKD) (Cayman Islands) .........      59,000       380,995
VeriSign, Inc. (a) ...................................       2,069        69,808
                                                                     -----------
                                                                       2,524,514
                                                                     -----------
INVESTMENT BANKING & BROKERAGE 1.9%
Charles Schwab Corp. .................................      21,835       471,636
Investment Technology Group, Inc. (a) ................       9,671       415,660
                                                                     -----------
                                                                         887,296
                                                                     -----------
LEISURE FACILITIES 0.6%
LIFE TIME FITNESS, Inc. (a) ..........................       4,758       291,856
                                                                     -----------

LEISURE PRODUCTS 0.3%
Smith & Wesson Holding Corp. (a) .....................       6,742       128,705
                                                                     -----------
MARINE 0.3%
DryShips, Inc. (Marshall Islands) ....................       1,643       149,267
                                                                     -----------
MOVIES & ENTERTAINMENT 0.2%
DreamWorks Animation SKG, Inc., Class A (a) ..........       2,661        88,931
                                                                     -----------
MULTI-SECTOR HOLDINGS 2.0%
Leucadia National Corp. ..............................      18,695       901,473
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES 3.8%
Core Laboratories N.V. (Netherlands) (a) .............       2,532       322,552
FMC Technologies, Inc. (a) ...........................       8,220       473,965
Oceaneering International, Inc. (a) ..................       2,276       172,521
Smith International, Inc. ............................       8,296       592,334
Superior Energy Services, Inc. (a) ...................       5,335       189,072
                                                                     -----------
                                                                       1,750,444
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION 3.8%
Devon Energy Corp. ...................................       2,951       245,523
Southwestern Energy Co. (a) ..........................       5,545       232,058
Ultra Petroleum Corp. (a) ............................      16,480     1,022,419
XTO Energy, Inc. .....................................       3,726       230,416
                                                                     -----------
                                                                       1,730,416
                                                                     -----------
PHARMACEUTICALS 0.4%
Medicis Pharmaceutical Corp., Class A ................       5,385       164,296
                                                                     -----------
PROPERTY & CASUALTY INSURANCE 0.2%
Alleghany Corp. (a) ..................................         200        81,200
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
Brookfield Asset Management, Inc., Class A (Canada) ..       7,860       302,610
Forest City Enterprises, Inc., Class A ...............      11,821       652,046
                                                                     -----------
                                                                         954,656
                                                                     -----------
RESTAURANTS 1.4%
Burger King Holdings, Inc. ...........................       9,871       251,612
Chipotle Mexican Grill, Inc., Class B (a) ............       3,086       330,202

Wendy's International, Inc. ..........................       2,384        83,225
                                                                     -----------
                                                                         665,039
                                                                     -----------
SEMICONDUCTOR EQUIPMENT 0.7%
MEMC Electronic Materials, Inc. (a) ..................       5,547       326,496
                                                                     -----------
SEMICONDUCTORS 2.2%
Cypress Semiconductor Corp. (a) ......................       3,202        93,530
Intersil Corp., Class A ..............................      10,352       346,067
Linear Technology Corp. ..............................       5,747       201,088
Netlogic Microsystems, Inc. (a) ......................       2,141        77,312
NVIDIA Corp. (a) .....................................       4,027       145,938
Sigma Designs, Inc. (a) ..............................       2,970       143,273
                                                                     -----------
                                                                       1,007,208
                                                                     -----------
SPECIALIZED CONSUMER SERVICES 0.5%
Sotheby's ............................................       3,563       170,276
Weight Watchers International, Inc. ..................       1,241        71,432
                                                                     -----------
                                                                         241,708
                                                                     -----------
SPECIALIZED FINANCE 3.0%
IntercontinentalExchange, Inc. (a) ...................       4,637       704,360
Moody's Corp. ........................................      12,994       654,898
                                                                     -----------
                                                                       1,359,258
                                                                     -----------
SPECIALTY CHEMICALS 1.7%
Nalco Holding Co. ....................................      26,339       780,951
                                                                     -----------
SPECIALTY STORES 1.0%
Dick's Sporting Goods, Inc. (a) ......................       2,960       198,764
Tiffany & Co. ........................................       4,980       260,703
                                                                     -----------
                                                                         459,467
                                                                     -----------
STEEL 0.2%
Cleveland-Cliffs, Inc. ...............................         869        76,446
                                                                     -----------
SYSTEMS SOFTWARE 0.6%
McAfee, Inc. (a) .....................................       8,359       291,478
                                                                     -----------
TECHNOLOGY DISTRIBUTORS 0.0%
Anixter International, Inc. (a) ......................           2           165
                                                                     -----------

TOBACCO 0.8%
Loews Corp. - Carolina Group .........................       4,434       364,608
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES 2.9%
Crown Castle International Corp. (a) .................       8,881       360,835
NII Holdings, Inc., Class B (a) ......................       8,203       673,876
Vimpel-Communications - ADR (Russia) .................      11,221       303,416
                                                                     -----------
                                                                       1,338,127
                                                                     -----------
TOTAL COMMON STOCKS 93.4% ............................                42,968,398
                                                                     -----------
INVESTMENT COMPANY 1.4%
   Aeroplan Income Fund (CAD) (Canada) ...............      29,288       655,163
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS 94.8%
   (Cost $38,063,608) ................................                43,623,561
                                                                     -----------
REPURCHASE AGREEMENTS 2.2%
   Banc of America Securities ($326,744 par
      collateralized by U.S. Government obligations in
      a pooled cash account, interest rate of 5.10%,
      dated 09/28/07, to be sold on 10/01/07 at
      $326,883) ......................................                   326,744
   Citigroup Global Markets, Inc. ($290,439 par
      collateralized by U.S. Government obligations in
      a pooled cash account, interest rate of 4.90%,
      dated 09/28/07, to be sold on 10/01/07 at
      $290,558) ......................................                   290,439
   State Street Bank & Trust Co. ($376,817 par
      collateralized by U.S. Government obligations in
      a pooled cash account, interest rate of 4.55%,
      dated 09/28/07, to be sold on 10/01/07 at
      $376,960) ......................................                   376,817
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $994,000) ................................                   994,000
                                                                     -----------
   TOTAL INVESTMENTS 97.0%
      (Cost $39,057,608) .............................                44,617,561
   OTHER ASSETS IN EXCESS OF LIABILITIES 3.0% ........                 1,368,287
                                                                     -----------
   NET ASSETS 100.0% .................................               $45,985,848
                                                                     -----------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
CAD - Canadian Dollar
HKD - Hong Kong dollar

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007